Fixed Assets - Intangible assets (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Acquisition costs | licenses, software and prepayments
Disclosure of detailed information about intangible assets
Additions	€ 24,224	€ 2,273